[LOGO OF LINCOLN FINANCIAL GROUP]

















                                                             Lincoln National
                                                             Bond Fund, Inc.
                                                             Annual Report
                                                             December 31, 1999

Lincoln National Bond Fund, Inc.

Index
        Commentary
        Statement of Net Assets
        Statement of Operations
        Statements of Changes in Net Assets
        Financial Highlights
        Notes to Financial Statements
        Report of Ernst & Young LLP, Independent Auditors

Lincoln National Bond Fund, Inc.


Managed by: [LOGO OF LINCOLN FINANCIAL GROUP]


The Fund had a return of (3.3)% for the 1999 fiscal year while its benchmark, the Lehman Brothers Government/Corporate Bond Index,* returned (2.1)% for the same period.

Interest rates rose significantly in 1999, resulting in negative bond returns for the year. The reason: a reversal of the 1998 flight to quality in the investment markets. The market was surprised at how quickly the world economy recovered from the 1998 crisis, and the rate rise was a take-back from the earlier, panicked levels.

Unfortunately, our interest rate positioning throughout the year was too optimistic. We believed that the market would keep interest rates low if there was low inflation. With the exception of oil, inflation did stay low with the CPI (excluding food and energy) rising only about 2.0%. But the interest rate markets were again worried about economic growth being too fast and inflation ultimately returning, and rates rose on the inflation fears.

For most of the year, we maintained a duration positioning longer than the benchmark (Lehman Government/Corporate Index) by about 0.3 years. This was the primary determinant of our poor relative performance to the index.

Although corporate bonds performed well in the year compared to Treasuries, our holdings contained a few of the problem names for the year such as Waste Management Corporation and Service Corp. International. These credit problems prevented our corporate bond over-weighting from offsetting materially our incorrect interest rate call.

The economy is strong and has momentum. Right now, an overheating economy is a bigger risk than a recession. Clearly the Fed will raise rates to slow the economy; the question is: how many increases will it take? Greenspan would like to pull off a soft landing, where he slows the economy to reduce inflation risk while minimizing damage to the stock market. Our view is that a 0.75% increase in Fed Funds will occur in the year 2000 to dampen the economy. The Fed appears to have adopted a 3.5% GDP growth "speed limit," and we feel three increases of 0.25% each will be enough to achieve this. Our forecast is that GDP growth is very strong in the first quarter of 2000, but moderates to average 3% growth thereafter.

David C. Fischer



Growth of $10,000 invested 1/1/90 through 12/31/99



                                                     1/1/90  12/31/99
Bond Fund                                           $10,000   $20,439
Lehman Brothers Government/Corporate Bond Index     $10,000   $23,877


This chart illustrates, hypothetically, that $10,000 was invested in the Bond Fund on 1/1/90. As the chart shows, by December 31, 1999, the value of the investment at net asset value, with any dividends and capital gains reinvested, would have grown to $20,439. For comparison, look at how the Lehman Brothers Government/ Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 investment would have grown to $23,877. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual return                   Ended
on investments                          12/31/99
--------------------------------------------------
One Year                                -3.27%
--------------------------------------------------
Five Years                              +7.11%
--------------------------------------------------
Ten Years                               +7.41%
--------------------------------------------------


* Lehman Brothers Gov't/Corp Bond Index - Measures performance of diversified, investment grade, bond issues. An investor cannot invest directly in the above index/indexes, which is/are unmanaged.

                                  Bond Fund 1

Lincoln National Bond Fund, Inc.
Statement of Net Assets
December 31, 1999

Investments:

                                                  Par            Market
Long-Term Debt Investments:                       Amount         Value
-----------------------------------------------------------------------------
U.S. Government & Agency Obligations: 35.6%
-----------------------------------------------------------------------------
Federal Farm Credit Bank
  5.75%, 3/23/05                                  $13,200,000    $12,564,881
Federal Home Loan Bank
  5.84%, 8/19/05                                   29,015,000     27,592,284
  6.00%, 6/11/08                                    8,700,000      8,126,099
Federal Home Loan Mortgage Corporation
  7.30%, 12/1/12                                    2,897,136      2,898,946
Federal National Mortgage Association
  6.50%, 8/15/04                                    8,340,000      8,238,223
  6.80%, 8/1/05                                       896,405        867,209
  7.18%, 10/1/05                                    2,500,125      2,458,573
  6.66%, 11/1/05                                      959,324        920,721
  6.66%, 12/1/05                                    1,917,361      1,831,482
  7.04%, 7/1/06                                     2,394,244      2,370,301
  0.00%, 7/24/06                                    9,500,000      6,050,009
  7.15%, 10/1/15                                    2,683,655      2,615,597
  8.00%, 4/1/17                                        85,978         87,456
  7.00%, 10/1/25                                    1,528,083      1,485,584
  6.50%, 12/1/27                                   13,644,190     12,902,287
Government National Mortgage Association
  9.00%, 5/15/17                                       59,299         62,746
  9.00%, 9/15/19                                      280,605        297,178
  6.50%, 11/15/23                                     615,700        583,953
U.S.Treasury Note
  6.50%, 8/31/01                                    6,275,000      6,300,606
  4.75%, 2/15/04                                   13,700,000     12,925,272
U.S. Treasury Strip
  0.00%, 11/15/09                                  13,000,000      6,574,738
-----------------------------------------------------------------------------
                                                                 117,754,145
Collateralized Mortgage Obligations: 5.2%
-----------------------------------------------------------------------------
CMAT 1999-C1 A1
  6.25%, 8/17/06                                    2,402,463      2,316,687
Federal Home Loan Mortgage
  3.50%, 12/15/21                                   2,000,000      1,708,860
  6.39%, 10/15/06                                   1,957,792      1,909,459
Federal National Mortgage Association
  7.50%, 11/16/29                                   2,000,200      1,977,698
Federal National Mortgage Association
CMO Ser 1996-23
  6.50%, 9/25/21                                    3,546,934      3,498,764
Mid-State Trust
  7.63%, 4/1/22                                        65,814         65,885
Norwest Asset Sec Corp Ser99-5
  6.25%, 3/25/14                                    4,738,058      4,572,226
Vanderbilt Mortgage SER99-A CL 1A2 144A
  5.97%, 3/7/12                                     1,300,000      1,270,750
-----------------------------------------------------------------------------
                                                                  17,320,329
Automobile & Auto Parts: 0.6%
-----------------------------------------------------------------------------
Daimler-Chrysler
  7.45%, 2/1/97                                     1,000,000        935,872
Goodyear Tire & Rubber
  6.63%, 12/1/06                                    1,250,000      1,194,991
-----------------------------------------------------------------------------
                                                                   2,130,863
Banking, Finance & Insurance: 27.4%
-----------------------------------------------------------------------------
Ahmanson, H. F
  8.25%, 10/1/02                                    2,000,000      2,052,498
Associates Corporation NA
  6.25%, 11/1/08                                    5,000,000      4,616,393
Banc One
  9.88%, 3/1/09                                       500,000        576,112
Bank One Texas
  6.25%, 2/15/08                                    1,750,000      1,607,722
Banque Paribas-NY
  8.35%, 6/15/07                                    1,400,000      1,436,421
Barnett Bank
  6.90%, 9/1/05                                     1,500,000      1,464,971

                                                   Par            Market
                                                   Amount         Value
Banking, Finance & Insurance (Cont.)
-----------------------------------------------------------------------------
Barnett Capital Trust I
  8.06%, 12/1/26                                   $1,900,000     $1,809,958
Bear Stearns
  7.00%, 3/1/07                                     1,000,000        961,892
  7.63%, 12/7/09                                    3,000,000      2,949,738
Beaver Valley Funding
  9.00%, 6/1/17                                       300,000        302,548
Citicorp Notes
  6.33%, 1/5/06                                     1,600,000      1,512,340
Comerica Bank
  7.88%, 9/15/26                                    1,500,000      1,437,858
Dow Capital
  9.00%, 5/15/10                                    3,000,000      3,256,589
Fannie Mae- When Issued
  0.00%, 6/1/17                                    52,040,000     14,959,221
Finova Capital
  6.12%, 5/28/02                                    1,000,000        973,107
First Bank System
  6.88%, 9/15/07                                    1,000,000        957,629
First Chicago
  7.00%, 10/16/06                                   3,300,000      3,201,129
First Security
  7.00%, 7/15/05                                    1,000,000        956,413
First Union
  8.00%, 8/15/09                                    2,000,000      2,049,503
First of America Capital Trust I
  8.12%, 1/31/27                                    2,000,000      1,907,615
General Motors Acceptance
  8.17%, 1/2/00                                        61,487         62,472
  8.88%, 6/1/10                                     1,500,000      1,611,079
Harris Bankcorp
  9.38%, 6/1/01                                       250,000        257,351
Household Finance
  9.63%, 7/15/00                                      875,000        887,704
Hydro-Quebec
  7.20% 10/5/09 (1)                                 3,000,000      3,314,803
International Lease Finance
  8.25%, 1/15/00                                    2,000,000      2,001,084
John Deere Capital
  8.63%, 8/1/19                                     2,000,000      2,059,159
Lehman Bros
  7.38%, 1/15/07                                    4,000,000      3,902,895
Mellon Capital I Notes
  7.72%, 12/1/26                                    1,500,000      1,379,772
Mercantile Bancorp
  7.30%, 6/15/07                                    1,325,000      1,296,760
Midland Bank
  6.25% 9/29/49                                     1,400,000      1,163,330
Morgan Stanley Group
  6.88%, 3/1/07                                     2,250,000      2,178,931
National Westminister Bank
  9.45%, 5/1/01                                       500,000        516,590
Nynex Capital Funding
  7.63% 10/15/09 (1)                                3,000,000      3,103,113
Paine Weber
  6.38%, 5/15/04                                    3,300,000      3,149,556
PNC Funding
  6.88%, 7/15/07                                    1,187,000      1,133,092
PSE&G Capital 144A
  6.25%, 5/15/03                                    2,500,000      2,402,658
Salomon Brothers
  7.25%, 1/15/00                                    1,000,000      1,000,295
Simon DeBartolo Group
  7.13%, 6/24/05                                      520,000        489,644
SouthTrust Bank of Birmingham
  7.69%, 5/15/25                                    2,750,000      2,728,388
Standard Chartered PLC Notes
  6.28%, 12/29/49                                   2,500,000      1,763,375
State Street Capital-B
  8.04%, 3/15/27                                    1,400,000      1,322,643
Union Bank Switzerland
  7.25%, 7/15/06                                    2,250,000      2,178,646
Wachovia Capital Trust I
  7.64%, 1/15/27                                    1,900,000      1,740,979
-----------------------------------------------------------------------------
                                                                  90,633,976
Building & Materials: 0.3%
-----------------------------------------------------------------------------
Georgia-Pacific
  9.95%, 6/15/02                                    1,000,000      1,055,763
-----------------------------------------------------------------------------

                                  Bond Fund 2

                                                  Par             Market
                                                  Amount          Value
Cable, Media & Publishing: 1.2%
-----------------------------------------------------------------------------
Century Communications
  0.00%, 1/15/08                                  $   300,000     $  133,500
Charter Communications
  8.63%, 4/1/09                                       300,000        278,250
News America Holdings
  8.45%, 8/1/34                                     1,500,000      1,520,162
Time Warner
  9.13%, 1/15/13                                    2,000,000      2,195,294
-----------------------------------------------------------------------------
                                                                   4,127,206
Chemicals: 0.2%
-----------------------------------------------------------------------------
ISP Holdings
  9.00%, 10/15/03                                     300,000        295,500
Polymer Group
  9.00%, 7/1/07                                       300,000        294,000
-----------------------------------------------------------------------------
                                                                     589,500
Energy: 1.9%
-----------------------------------------------------------------------------
Central Power & Light
  6.63%, 7/1/05                                     3,000,000      2,861,635
Consumers Energy
  6.20%, 5/1/08                                     1,000,000        949,634
Enron
  9.50%, 6/15/01                                    1,000,000      1,030,806
Petro-Canada
  8.60%, 10/15/01                                   1,500,000      1,538,195
-----------------------------------------------------------------------------
                                                                   6,380,270
Environmental Services: 0.3%
-----------------------------------------------------------------------------
Waste Management
  6.63%, 7/15/02                                      875,000        822,739
-----------------------------------------------------------------------------

Food, Beverage & Tobacco: 0.2%
-----------------------------------------------------------------------------
Nabisco
  7.55%, 6/15/15                                      750,000        703,326
-----------------------------------------------------------------------------

Healthcare & Pharmaceuticals: 1.0%
-----------------------------------------------------------------------------
Allegiance
  7.30%, 10/15/06                                     750,000        742,409
Lilly (Eli)
  8.38%, 2/7/05                                     2,250,000      2,344,725
Tenet Healthcare
  8.00%, 1/15/05                                      300,000        289,347
-----------------------------------------------------------------------------
                                                                   3,376,481
Leisure, Lodging & Entertainment: 0.4%
-----------------------------------------------------------------------------
Darden Restaurants
  6.38%, 2/1/06                                     1,500,000      1,386,460
-----------------------------------------------------------------------------

Metals & Mining: 2.0%
-----------------------------------------------------------------------------
AK Steel
  7.88%, 2/15/09                                      300,000        285,750
Alcan Aluminum
  8.88%, 1/15/22                                      500,000        526,103
Cyprus Amax Minerals
  7.38%, 5/15/07                                    2,500,000      2,370,188
Inco
  9.60%, 6/15/22                                    1,000,000        944,860
Newmont Gold
  8.91%, 1/5/09                                       642,312        667,617
Placer Dome
  7.37%, 6/3/26                                     1,000,000        936,497
Placer Dome-Series A
  7.31%, 1/26/21                                    1,000,000        826,982
-----------------------------------------------------------------------------
                                                                   6,557,997
Miscellaneous: 2.4%
Buckeye Cellulose
  8.50%, 12/15/05                                     150,000        147,000
Corp Andina
  7.75%, 3/1/04                                     2,000,000      2,007,397
ENSERCH
  6.25%, 1/1/03                                     2,500,000      2,428,011

                                                  Par             Market
                                                  Amount          Value
Miscellaneous (Cont.)
-----------------------------------------------------------------------------
ESI Tractebel
  7.99%, 12/30/11                                 $   300,000     $  270,750
Manitoba
  7.75%, 7/17/16                                    1,500,000      1,537,998
Republic of Korea
  8.88%, 4/15/08                                    1,500,000      1,578,960
-----------------------------------------------------------------------------
                                                                   7,970,116
Real Estate: 0.1%
-----------------------------------------------------------------------------
Toll Corp
  8.13%, 2/1/09                                       300,000        278,250
-----------------------------------------------------------------------------

Retail: 0.9%
-----------------------------------------------------------------------------
Sears Roebuck
  9.05%, 2/6/12                                     2,000,000      2,131,734
Service Corp International
  7.00%, 6/1/15                                     1,000,000        831,578
-----------------------------------------------------------------------------
                                                                   2,963,312
Telecommunications: 3.3%
-----------------------------------------------------------------------------
AT&T Capital
  7.47%, 5/11/05                                    2,750,000      2,718,741
Litton Industries
  6.98%, 3/15/36                                    1,000,000        965,845
Nynex
  9.55%, 5/1/10                                     1,250,000      1,344,350
Pacificorp
  9.15%, 8/9/11                                     2,000,000      2,226,035
Qwest Communications International
  0.00%, 2/1/08 (1)                                   300,000        229,500
Rochester Telephone
  9.00%, 7/19/00                                    2,000,000      2,002,025
U.S. Cellular
  7.25%, 8/15/07                                    1,500,000      1,446,488
-----------------------------------------------------------------------------
                                                                  10,932,984
Transportation & Shipping: 5.1%
-----------------------------------------------------------------------------
American Airline
  10.18%, 1/2/13                                    1,500,000      1,668,481
Bombardier 144A
  6.00%, 1/15/02                                    3,000,000      2,924,887
Burlington Northern Railroad
  6.94%, 1/2/14                                       453,633        421,851
Chicago & Northwestern Transportation
  6.25%, 7/30/12                                    1,278,268      1,200,253
CSX
  7.25%, 5/1/27                                     1,000,000        972,102
Federal Express
  7.96%, 3/28/17                                    1,129,243      1,106,500
Norfolk Southern
  6.20%, 4/15/09                                    2,000,000      1,791,169
Ryder System
  6.27%, 7/29/02                                    3,000,000      2,923,215
United Airlines
  9.35%, 4/7/16                                     1,500,000      1,538,235
US Freightways
  6.50%, 5/1/09                                     2,500,000      2,262,588
-----------------------------------------------------------------------------
                                                                  16,809,281
Utilities: 8.4%
-----------------------------------------------------------------------------
AES Corp
  9.50%, 6/1/09                                       300,000        303,000
Calpine Corp
  7.75%, 4/15/09                                      300,000        285,000
Colonial Gas-Series A
  6.81%, 5/19/27                                    1,500,000      1,490,629
Consumers Energy
  6.50%, 6/15/05                                      500,000        493,245
Detriot Edison
  6.56%, 5/1/01                                     2,000,000      1,981,887
Duquesne Light
  8.70%, 6/1/16                                     2,419,000      2,554,696
Great Lakes Power
  9.00%, 8/1/04                                     1,500,000      1,525,498

                                  Bond Fund 3

                                                   Par            Market
Utilities (Cont.)                                  Amount         Value
-----------------------------------------------------------------------------
Houston Light & Power Capital Trust II
  8.26%, 2/1/37                                    $1,900,000     $1,771,809
MidAmerican Energy
  6.50%, 12/15/01                                   1,250,000      1,234,535
National Rural Utility
  7.20%, 10/1/15                                    1,000,000        951,824
Nevada Power
  7.06%, 5/1/00                                     1,500,000      1,501,349
New Jersey Bell
  7.85%, 11/15/29                                   1,950,000      1,954,184
Noble Affiliates
  7.25%, 10/15/23                                     600,000        528,802
Old Dominion Electric
  8.76%, 12/1/22                                    1,600,000      1,654,718
PSI Energy
  8.85%, 1/15/22                                    1,980,000      2,093,388
Public Service
  6.38%, 11/1/05                                    1,500,000      1,417,853
SCANA
  7.44%, 10/19/04                                   3,000,000      2,975,799
Texas Gas Transmissions
  8.63%, 4/1/04                                     1,000,000      1,034,901
Washington Water Public
  8.01%, 12/17/01                                   2,000,000      2,018,416
-----------------------------------------------------------------------------
                                                                  27,771,533

Total Long-Term Debt Investments: 96.5%
(Cost $331,741,644)                                              319,564,531
-----------------------------------------------------------------------------

Money Market Instruments:
-----------------------------------------------------------------------------
Associates Corp North America
  4.00%, 1/3/00                                     6,200,000      6,200,000
-----------------------------------------------------------------------------

Total Money Market Instruments: 1.9%
(Cost $6,200,000)                                                  6,200,000
-----------------------------------------------------------------------------

Total Investments: 98.4%
(Cost $337,941,644)                                              325,764,531
-----------------------------------------------------------------------------
Other Assets Over Liabilities: 1.6%                                5,158,219
-----------------------------------------------------------------------------

Net Assets: 100.0%
(Equivalent to $11.436 per share
based on 28,937,943 shares
issued and outstanding)                                         $330,922,750
-----------------------------------------------------------------------------

Components of Net Assets at December 31, 1999:
-----------------------------------------------------------------------------
Common Stock, par value $.01 per share,
50,000,000 authorized shares                                        $289,379
Paid in capital in excess of par value of shares issued          347,798,233
Undistributed net investment income                                1,328,798
Accumulated net realized loss on investments                     (6,316,547)
Net unrealized depreciation of investments                      (12,177,113)
-----------------------------------------------------------------------------

Total Net Assets                                                $330,922,750
-----------------------------------------------------------------------------

(1) Step-up Bond

See accompanying notes to financial statements.


                                  Bond Fund 4

Lincoln National Bond Fund, Inc.

Statement of Operations

Year ended December 31, 1999


Investment income:
 Interest                                                      $ 22,800,935
-----------------------------------------------------------------------------
  Total investment income                                        22,800,935
-----------------------------------------------------------------------------

Expenses:
 Management fees                                                  1,552,439
-----------------------------------------------------------------------------
 Accounting fees                                                    164,311
-----------------------------------------------------------------------------
 Printing and postage                                                76,252
-----------------------------------------------------------------------------
 Legal fees                                                          27,850
-----------------------------------------------------------------------------
 Custody fees                                                         9,639
-----------------------------------------------------------------------------
 Directors fees                                                       4,200
-----------------------------------------------------------------------------
 Other                                                               20,625
-----------------------------------------------------------------------------
                                                                  1,855,316
-----------------------------------------------------------------------------
 Less expenses paid indirectly                                       (9,639)
-----------------------------------------------------------------------------
  Total expenses                                                  1,845,677
-----------------------------------------------------------------------------
Net investment income                                            20,955,258
-----------------------------------------------------------------------------

Net realized and unrealized loss on
investments:
 Net realized loss on investment transactions                    (3,138,359)
-----------------------------------------------------------------------------
 Net change in unrealized appreciation/depreciation
   of investments                                               (29,520,039)
-----------------------------------------------------------------------------
Net realized and unrealized loss on investments                 (32,658,398)
-----------------------------------------------------------------------------
Net decrease in net assets
resulting from operations                                      $(11,703,140)
-----------------------------------------------------------------------------


Statements of Changes in Net Assets


                                                    Year ended     Year ended
                                                    12/31/99       12/31/98
Changes from operations:
--------------------------------------------------------------------------------
 Net investment income                              $ 20,955,258   $ 18,584,772
--------------------------------------------------------------------------------
 Net realized gain (loss) on investment transactions  (3,138,359)     4,018,704
--------------------------------------------------------------------------------
 Net change in unrealized appreciation/
 depreciation of investments                         (29,520,039)     5,821,604
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                      (11,703,140)    28,425,080
--------------------------------------------------------------------------------

Distributions to shareholders from:
 Net investment income                               (23,020,367)   (32,304,033)
--------------------------------------------------------------------------------
  Total distributions to shareholders                (23,020,367)   (32,304,033)
--------------------------------------------------------------------------------
Net increase in net assets
resulting from capital share transactions              1,838,441     87,303,598
--------------------------------------------------------------------------------
 Total increase(decrease) in net assets              (32,885,066)    83,424,645
--------------------------------------------------------------------------------

Net Assets, beginning of year                        363,807,816    280,383,171
--------------------------------------------------------------------------------
Net Assets, end of year                             $330,922,750   $363,807,816
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                  Bond Fund 5

Lincoln National Bond Fund, Inc.

Financial Highlights
(Selected data for each capital share outstanding throughout the year)

                                              Year ended December 31,
                                              1999      1998      1997      1996      1995
                                              -------------------------------------------------
Net asset value, beginning of year            $ 12.689  $ 12.861  $ 11.766  $ 12.247  $ 10.941

Income (loss) from investment operations:
   Net investment income                         0.772     0.662     0.785     0.767     0.803
   Net realized and unrealized gain (loss)
      on investments                            (1.180)    0.494     0.310    (0.481)    1.306
                                              -------------------------------------------------
   Total from investment operations             (0.408)    1.156     1.095     0.286     2.109
                                              -------------------------------------------------

Less dividends:
   Dividends from net investment income         (0.845)   (1.328)        -    (0.767)   (0.803)
                                              -------------------------------------------------
Total dividends                                 (0.845)   (1.328)        -    (0.767)   (0.803)
                                              -------------------------------------------------
Net asset value, end of year                  $ 11.436  $ 12.689  $ 12.861  $ 11.766  $ 12.247
                                              -------------------------------------------------

Total Return(1)                                  (3.27%)    9.56%     9.30%     2.31%    18.95%

Ratios and supplemental data:
   Ratio of expenses to average net assets        0.53%     0.52%     0.53%     0.51%     0.49%
   Ratio of net investment income
       to average net assets                      6.02%     5.90%     6.45%     6.56%     6.90%
   Portfolio Turnover                            39.11%    51.33%    56.16%   142.19%   139.61%
   Net assets, end of year (000 omitted)      $330,923  $363,808  $280,383  $253,328  $250,816

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

See accompanying notes to financial statements.

                                  Bond Fund 6

Lincoln National Bond Fund, Inc.

Notes to Financial Statements

December 31, 1999

The Fund: Lincoln National Bond Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize current income consistent with a prudent investment strategy. The Fund invests primarily in medium and long-term corporate and government bonds.

1. Significant Accounting Policies

Security Valuation: All equity securities are valued at the last quoted sales price as of the close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt investments are valued at their mean quotations. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. Money market instruments having less than 60 days to maturity are stated at amortized cost, which approximates market value.

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses: The custodian bank of the Fund has agreed to waive custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 1999, the custodial fees offset agreement amounted to $9,639.

Taxes: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

2. Management Fees and Other Transactions With Affiliates

Lincoln Investment Management Company (the "Advisor") and its affiliates manage the Fund's investment portfolio and maintain its accounts and records. For these services, the Advisor receives a management fee at an annual rate of .48% of the first $200,000,000 of the average daily net assets of the Fund, .40% of the next $200,000,000, and .30% of the average daily net assets of the Fund in excess of $400,000,000.

Delaware Service Company ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 1999.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors is borne by the Fund.

                                  Bond Fund 7

3. Investments

The cost of investments for federal income tax purposes approximates cost for book purposes. The aggregate cost of investments purchased and the aggregate proceeds from investments sold for the year ended December 31, 1999 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized depreciation at December 31, 1999 are as follows:

         Aggregate     Aggregate     Gross         Gross          Net
         Cost of       Proceeds      Unrealized    Unrealized     Unrealized
         Purchases     From Sales    Appreciation  Depreciation   Depreciation
         ----------------------------------------------------------------------
         $145,587,895  $131,527,405  $1,935,014    $(14,112,127)  $(12,177,113)

4. Summary of Changes From Capital Share Transactions

                                              Shares Issued Upon                                 Net Increase
                      Capital                 Reinvestment of         Capital Shares             Resulting From Capital
                      Shares Sold             Dividends               Redeemed                   Share Transactions
                      -------------------------------------------------------------------------------------------------
                      Shares     Amount       Shares     Amount       Shares       Amount        Shares     Amount
                      -------------------------------------------------------------------------------------------------
Year ended
  December 31, 1999:  3,927,624  $47,592,208  1,980,915  $23,020,366  (5,641,533)  $(68,774,133)   267,006  $ 1,838,441

Year ended
  December 31, 1998:  6,299,076   80,781,622  2,614,466   32,304,034  (2,044,330)   (25,782,058) 6,869,212   87,303,598

5. Distributions to Shareholders

The Fund declares and distributes dividends on net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

6. Capital Loss Carryforward

As of December 31, 1999, the Fund had $5,647,879 of unused capital loss carryforward for federal tax purposes. The loss carryforward expires in the years 2002 to 2007.

                                  Bond Fund 8

Lincoln National Bond Fund, Inc.
Report of Ernst & Young LLP, Independent Auditors

To the Shareholders and Board of Directors
Lincoln National Bond Fund, Inc.

We have audited the accompanying statement of net assets of Lincoln National Bond Fund, Inc. (the "Fund") as of December 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the Fund's custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Bond Fund, Inc. at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                  /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 4, 2000



                                  Bond Fund 9